UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 18, 2011
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  125,659


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2778   38695  SH       SOLE       NONE     0    0       38695
Abbott Labs              COM            002824100      3195   62482  SH       SOLE       NONE     0    0       62482
Air Prod & Chemical	 COM		009158106      2550   33387  SH	      SOLE	 NONE	  0    0       33387
Apple Computer, Inc	 COM		037833100      2744    7196  SH       SOLE	 NONE	  0    0	7196
At&T, Inc.		 COM		00206R102      1935   67836  SH	      SOLE	 NONE	  0    0       67836
Automatic Data Processi  COM            053015103      2267   48071  SH       SOLE       NONE     0    0       48071
Berkshire Hathaway       Class B        084670207      4138   58252  SH       SOLE       NONE     0    0       58252
Branch Bank & Trust	 COM		054937107       505   23685  SH	      SOLE	 NONE	  0    0       23685
Brookfield Asset Mgmt	 COM		112585104      2313   83941  SH	      SOLE	 NONE	  0    0       83941
Caterpillar, Inc.	 COM		149123101	664    8990  SH	      SOLE       NONE     0    0        8990
Cenovus Energy Inc	 COM		15135U109      1683   54819  SH	      SOLE	 NONE	  0    0       54819
Chevron Corp	         COM            166764100      4070   43960  SH       SOLE       NONE     0    0       43960
Cisco Systems Inc	 COM		17275R102      1010   65137  SH	      SOLE       NONE     0    0       65137
Cliffs Natural Resources COM		18683K101	291    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	741   11174  SH	      SOLE	 NONE	  0    0       11174
Corning Inc              COM            219350105      1412  114219  SH       SOLE       NONE     0    0      114219
Cummins Inc		 COM		125009100      1635   20024  SH	      SOLE	 NONE     0    0       20024
CVS Corp		 COM		126650100      3152   93842  SH	      SOLE	 NONE	  0    0       93842
Dominion Resources	 COM		25746U109      1448   28513  SH	      SOLE	 NONE	  0    0       28513
E M C Corp Mass		 COM		268648902	682   32470  SH	      SOLE	 NONE     0    0       32470
Encana Corp		 COM		292505104      1101   57324  SH	      SOLE	 NONE	  0    0       57324
Exxon Mobil              COM            30231G102      3537   48705  SH       SOLE       NONE     0    0       48705
FEDEX Corp               COM            31428X106      2090   30879  SH       SOLE       NONE     0    0       30879
General Electric         COM            369604103      2157  141698  SH       SOLE       NONE     0    0      141698
General Mills Inc.	 COM		370334104      1737   45118  SH	      SOLE	 NONE	  0    0       45118
Goldman Sachs Group Inc	 COM		38141G104      1401   14818  SH	      SOLE	 NONE	  0    0       14818
IBM			 COM		459200101      6816   38975  SH       SOLE       NONE     0    0       38975
Intel                    COM            458140100      2910  136408  SH       SOLE       NONE     0    0      136408
iShares Lehman Aggregate COM		464287226       608    5524  SH	      SOLE	 NONE	  0    0        5524
iShares Russell 2000 Ind COM		464287655      2145   33366  SH	      SOLE	 NONE	  0    0       33366
iShares Russell Midcap   COM		464287499      4783   54199  SH	      SOLE	 NONE	  0    0       54199
iShares Tr MSCI Emerging COM		464287234      1923   54801  SH	      SOLE	 NONE	  0    0       54801
iShares Trust MSCI EAFE  COM		464287465      1216   25445  SH	      SOLE	 NONE	  0    0       25445
iShares Trust Russell 20 COM		464287630       421    7375  SH       SOLE	 NONE	  0    0        7375
ishares Trust S&P 100	 COM		464287101	492    9567  SH	      SOLE	 NONE	  0    0        9567
J.P. Morgan Chase & Co.  COM            46625H100      2687   89212  SH       SOLE       NONE     0    0       89212
Johnson & Johnson        COM            478160104      3416   53629  SH       SOLE       NONE     0    0       53629
Johnson Controls         COM            478366107      2956  112106  SH       SOLE       NONE     0    0      112106
Kellogg			 COM		487836108      2283   42929  SH	      SOLE	 NONE	  0    0       42929
Kraft Foods		 COM		50075N104      1353   40290  SH	      SOLE	 NONE	  0    0       40290
McDonalds Corp		 COM		580135101      4113   46839  SH	      SOLE	 NONE	  0    0       46839
McKesson HBOC Inc	 COM		58155Q103      2329   32032  SH	      SOLE	 NONE	  0    0       32032
Microsoft Corp           COM            594918104      2918  117225  SH       SOLE       NONE     0    0      117225
Oracle Corp              COM            68389X105      2303   80145  SH       SOLE       NONE     0    0       80145
Pepsico Inc              COM            713448108      4145   66956  SH       SOLE       NONE     0    0       66956
Pitney Bowes Inc	 COM		724479100	296   15750  SH	      SOLE	 NONE	  0    0       15750
Proctor & Gamble         COM            742718109      4708   74513  SH       SOLE       NONE     0    0       74513
Quaterra Resources 	 COM		747952109	 27   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	620    5481  SH	      SOLE	 NONE	  0    0	5481
Schlumberger		 COM		806857108      1683   28178  SH	      SOLE	 NONE     0    0       28178
Staples Inc		 COM		855030102      1362  102434  SH	      SOLE	 NONE	  0    0      102434
State Street Corp	 COM		857477103      1054   32783  SH	      SOLE	 NONE	  0    0       32783
The Travelers Companies  COM		89417E109      1487   30520  SH	      SOLE	 NONE	  0    0       30520
United Parcel Service    Class B        911312106      1280   20262  SH       SOLE       NONE     0    0       20262
US Bancorp Del Com New	 COM		902973304	468   19865  SH	      SOLE	 NONE	  0    0       19865
Vanguard Index Funds	 COM		922908769	305    5279  SH	      SOLE	 NONE	  0    0        5279
Vanguard Info Tech Index COM		92204A702       979   17248  SH	      SOLE	 NONE	  0    0       17248
Varian Medical Systems   COM            92220P105      3371   64626  SH       SOLE       NONE     0    0       64626
Walgreen Co		 COM		931422109	322    9788  SH	      SOLE	 NONE	  0    0	9788
Wells Fargo              COM            949746101      2141   88751  SH       SOLE       NONE     0    0       88751
Western Union            COM            959802109       712   46551  SH       SOLE       NONE     0    0       46551
Wisdomtree Emerg Mkts Eq COM		97717W315      1209   25523  SH	      SOLE	 NONE     0    0       25523
Wisdomtree Emg Mk Sm Cap COM		97717W281	385    9964  SH	      SOLE	 NONE     0    0        9964
Wisdomtree Large Cap Div COM		97717W307	475   10810  SH	      SOLE	 NONE     0    0       10810
Wisdomtree Midcap Divid	 COM		97717W505	250    5415  SH       SOLE       NONE     0    0        5415
Wisdomtree Midcap Earn	 COM		97717W570	435    9260  SH	      SOLE	 NONE	  0    0	9260
Wisdomtree Smallcap Earn COM		97717W562	428    9845  SH	      SOLE	 NONE	  0    0	9845
Zimmer Holdings Inc      COM            98956P102       609   11392  SH       SOLE       NONE     0    0       11392
